Inventories (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Inventories.
Raw materials	€ 13,790	€ 6,177
Finished goods	741	20
Total	14,531	6,197
Raw materials written down	€ 787	€ 4,136